Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Fair Values of the Company's Restricted Shares
The estimated October Modification date fair values of the Company’s restricted shares under the 2021 Restricted Shares Plan were calculated based on the following assumptions:

Common share and equivalents price—marketable (1)	$10.26
Discount for lack of marketability (“DLOM”) (2)	16.0%
*Term (3)	4.5	years
*Volatility (4)	83.3%
*Risk-free rate (5)	0.3%

(1)	Represents the publicly traded common stock price of dMY as of the modification date on October 27, 2020
(2)
Represents the discount for lack of marketability of the historical Incentive Securities as of the modification date on October 27, 2020 (subsequently converted to restricted shares upon Closing), calculated using the Finnerty Method

(3)	Represents the sum of the expected term from the modification date to Closing (6 months) and the vesting period of 4 years for Performance-Vesting Restricted Shares
(4)	Calculated based on comparable companies’ historical volatilities over a matching term of 4.5 years
(5)	Based on the US Constant Maturity Treasury yield curve as of the modification date over a matching term of 4.5 years

*	Only used to estimate the modification date fair value of historical Class D Incentive Securities (subsequently converted to Performance-Vesting Restricted Shares) under Monte Carlo simulations

Summary of Company's Overall Restricted Shares
A summary of the Company’s overall restricted shares activities for the year ended December 31, 2023 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted shares as of December 31, 2022	3,417,484	$7.39
Vested	(484,468)	$8.62
Forfeited	(1,175,521)	$7.13

Unvested restricted shares as of December 31, 2023	1,757,495	$7.22

Summary of the Company's Warrants Activity
A summary of the Company’s warrants activity for the year ended December 31, 2023 is as follows:

Number of Warrants
Outstanding as of December 31, 2022	18,500,000

Outstanding as of December 31, 2023	18,500,000

Summary of the Company's Total Stock-based Compensation Expense
The Company’s total stock-based compensation expense was summarized as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Cost of revenue	$6,342	$40,639	$243,512
Sales and marketing	3,060	2,896	3,546
Research and development	3,630	1,980	4,670
General and administrative	22,286	44,323	237,746

Total	$35,318	$89,838	$489,474

Employee Stock Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of the Company's Options Activity
A summary of the Company’s options activity for the year ended December 31, 2023 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2022	357,945	$10.00	3.3	$—
Forfeited	(26,093)	$10.00
Expired	(214,323)	$10.00

Outstanding as of December 31, 2023	117,529	$10.00	2.3	$—
Exercisable as of December 31, 2023	—

Unvested as of December 31, 2023	117,529

Equity Settled Restricted Share Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Company's Overall Restricted Shares
A summary of the Company’s Equity-settled Restricted Share Units activity for the year ended December 31, 2023 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value per RSU
Unvested RSUs as of December 31, 2022	2,719,136	$4.12
Granted	3,788,586	$5.21
Forfeited	(190,683)	$4.24
Vested	(1,154,862)	$4.02

Unvested RSUs as of December 31, 2023	5,162,177	$4.94

Cash settled Restricted Share Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Company's Overall Restricted Shares
A summary of the Company’s Cash-settled RSUs activity for the year ended December 31, 2023 is as follows:

	Number of Cash- settled RSUs	Weighted Average Grant Date Fair Value per Cash-settled RSU
Unvested Cash-settled RSUs as of December 31, 2022	17,819	$4.27
Granted	52,758	$5.31
Forfeited	(735)	$4.27
Vested	(5,941)	$4.27

Unvested Cash-settled RSUs as of December 31, 2023	63,901	$5.13

Equity-settled Performance-Based Restricted Share Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Fair Values of the Company's Restricted Shares
The estimated grant date fair value of the Company’s PSUs subject to a market condition granted under the 2022 Employee Incentive Plan in the first quarter of fiscal year 2023 was calculated using Monte Carlo simulations based on the following assumptions:

Time to maturity (1)	3.0	years
Common stock price (2)	$3.75
Volatility (3)	85.0%
Risk-free rate (4)	3.9%
Dividend yield (5)	0.0%

(1)	Based on contractual terms
(2)	Represents the publicly traded common stock price as of January 9, 2023
(3)	Calculated based on the Company’s historical volatility over a term of 2.3 years
(4)	Based on the US Constant Maturity Treasury yield curve as of the valuation date over a matching term over 3.0 years
(5)	Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future
The estimated grant date fair value of the Company’s PSUs subject to a market condition granted under the 2022 Employee Incentive Plan in the third quarter of fiscal year 2023 was calculated using Monte Carlo simulations based on the following assumptions:

Time to maturity (1)	2.5	years
Common stock price (2)	$7.48
Volatility (3)	80.0%
Risk-free rate (4)	4.7%
Dividend yield (5)	0.0%

(1)	Based on contractual terms
(2)	Represents the publicly traded common stock price as of July 7, 2023
(3)	Calculated based on the Company’s historical volatility over a term of 2.5 years
(4)	Based on the US Constant Maturity Treasury yield curve as of the valuation date over a matching term over 2.5 years
(5)	Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future

Summary of Company's Overall Restricted Shares
A summary of the Company’s PSUs activity for the year ended December 31, 2023 is as follows:

	Number of PSUs	Weighted Average Grant Date Fair Value per PSU
Unvested PSUs as of December 31, 2022	1,849,942	$3.53
Granted	7,752,970	$4.21
Forfeited	(52,410)	$3.52

Unvested PSUs as of December 31, 2023	9,550,502	$4.09